Summary of material accounting policies (Policies)	12 Months Ended
Oct. 31, 2024
Summary Of Significant Accounting Policies [Abstract]
Foreign currency translation [Policy Text Block]

(a) Foreign currency translation

These consolidated financial statements are presented in USD, which is the functional currency of the Company and all of its subsidiaries. At each reporting date, foreign currency denominated monetary assets and liabilities are translated at year-end exchange rates. Non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction. Income, expenses, and cash flows, are translated into USD using average exchange rates for the year. Exchange differences arising from operating transactions are recorded in operating profit or loss for the period; exchange differences related to financing transactions are recognized in finance income or directly in equity.

Financial instruments [Policy Text Block]

(b) Financial instruments

All financial instruments are initially recorded at fair value at the time they are entered into. The Company aggregates its financial instruments in accordance with IFRS 9, Financial Instruments , into classes based on their nature and characteristics. Management determines the classification when the instruments are initially recognized, which is normally the date of the transaction. The Company's accounting policy for each class of financial instruments is as follows:

(i) Amortized cost

This category includes financial assets that are held within a business model with the objective to hold the financial assets in order to collect contractual cash flows that meet the solely principal and interest ("SPPI") criterion, and financial liabilities which are not required, and for which the Company has not elected to subsequently record at fair value through profit or loss.

Financial instruments in this category are initially recognized at fair value plus directly attributable transaction costs. Subsequently, these instruments are measured at amortized cost using the effective interest method. The effective interest method is a method of calculating the amortized cost of a financial instrument and of allocating interest over the relevant period. The effective interest rate is the rate that discounts estimated future cash receipts through the expected life of the financial instrument, or, where appropriate, a shorter period, to the net carrying amount on initial recognition. Financial assets are adjusted for any expected credit losses ("ECLs").

Financial assets in this category include cash and other receivables. Financial liabilities in this category include trade payables and other liabilities, debenture payable, convertible debentures and long-term loan.

(ii) Fair value through profit or loss ("FVTPL")

This category includes derivative instruments and debt instruments whose cash flow characteristics fail the SPPI criterion or are not held within a business model whose objective is either to collect contractual cash flows, or to both collect contractual cash flows and sell. These financial instruments are initially recognized at fair value; all transaction costs are recognized immediately in profit or loss. Subsequently, these instruments are recognized at fair value at each reporting date. Any changes in fair value, and gains or losses upon disposition of the financial instruments are recognized in profit or loss. Financial liabilities in this category include the derivative liabilities and warrant liabilities.

(iii) Fair value through other comprehensive income ("FVOCI")

This category only includes equity instruments, which the Company intends to hold for the foreseeable future and which the Company has irrevocably elected to so classify upon initial recognition or transition. Equity instruments in this category are subsequently measured at fair value with changes recognized in other comprehensive income, with no recycling of gains or losses to profit or loss upon derecognition. Dividend income is recognized in earnings. Equity instruments at FVOCI are not subject to an impairment assessment under IFRS 9. The Company has no financial assets in this category.

Convertible debentures and derivative liabilities [Policy Text Block]

(c) Convertible debentures and derivative liabilities

The Company issues convertible debentures used as bridge loans, which can be converted into common shares at the option of the holder, into a fixed number of shares for a fixed amount of consideration, or into a fixed number of shares for a variable amount of consideration, or into a variable number of shares.

(i) Initial recognition

For convertible debentures which provide conversion into a fixed number of shares, the liability component is recognized initially at the fair value of a similar, non convertible liability. The equity component is recognized as the difference between the fair value of the instrument as a whole and the fair value of the liability component. Any directly attributable transaction costs are allocated to the liability and equity components in proportion to their initial carrying amounts.

For convertible debentures which provide conversion into a variable number of shares or into a fixed number of shares for a variable amount of consideration, the conversion option is accounted for as an embedded derivative, which is separated from the host contract. Upon initial recognition, the derivative liability is valued at fair value using an option pricing model, as detailed in Note 11. The carrying amount of the convertible debenture is recognized as the difference between the fair value of the instrument as a whole and the fair value of the derivative liability. Any directly attributable transaction costs are allocated to the derivative liability and host contract in proportion to their initial carrying amounts.

(ii) Modifications and extinguishments

To the extent there are changes to the terms of outstanding convertible debentures, these changes may be recorded as a modification or an extinguishment. A substantial change in the terms of an existing financial liability is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. The terms are substantially different if the discounted present value of the cash flows at the original effective interest rate under the new terms is at least 10% different from the discounted present value of the remaining cash flows of the original financial liability. For a modification that does not result in derecognition, a gain or loss will be recognised in profit or loss for the difference between the original contractual cash flows and the modified cash flows discounted at the original effective interest rate. For a modification that results in derecognition, a gain or loss will be recognised in profit or loss for the difference between the carrying amount of the financial liability extinguished and the fair value of the modified financial liability.

Fair value [Policy Text Block]

(d) Fair value

Fair value is the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date.

Fair value measurement for financial instruments are categorized into levels within a fair value hierarchy based on the nature of the valuation inputs (Levels 1, 2 or 3). The three levels are defined based on the observability of significant inputs to the measurement, as follows:

Level 1 - valuation based on quoted prices (unadjusted) in active markets for identical assets and liabilities. There are no assets or liabilities in this category in these consolidated financial statements.

Level 2 - valuation techniques based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. In these consolidated financial statements, derivative liabilities and warrant liabilities are included in this category.

Level 3 - valuation techniques using the inputs for the asset or liability that are not based on observable market data. There are no assets or liabilities in this category in these consolidated financial statements.

When one is available, the Company measures the fair value of an instrument using the quoted price in an active market for that instrument.

A market is regarded as "active" if transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis. If there is no quoted price in an active market, then the Company uses valuation techniques that maximize the use of relevant observable inputs and minimize the use of unobservable inputs. The chosen valuation technique incorporates all of the factors that market participants would take into account in pricing a transaction.

The derivative liabilities and warrany liabilities are measured at fair value on a recurring basis and categorized as level 2 in the fair value hierachy. The fair value of the derivative liabilities and warrant liabilities at October 31, 2024 are $1,570,675 and $1,087,997 (2023 - $1,079,393 and $nil). See note 11 (c) and note 12.

The Company's policy for determining when transfers between levels of fair value hierarchy occur is based on the date of the event or changes in circumstances that caused the transfer. During the years ended October 31, 2024 and 2023, there were no transfers between levels.

Property and equipment [Policy Text Block]

(e) Property and equipment

Property and equipment are recorded at cost and are depreciated over their estimated useful lives at the following annual rates and methods:

	Method	Rate
Computers	Declining balance	30%
Right-of-use asset	Straight-line	lesser of useful life and lease term

Impairment of long-lived assets [Policy Text Block]

(f) Impairment of long-lived assets

The Company follows the guidelines prescribed in IAS 36, Impairment of Assets with respect to the measurement for impairment of assets. The carrying amounts of property and equipment and patents are reviewed for impairment when events or changes in circumstances indicate that the carrying amounts may not be recoverable. When the carrying amount exceeds the estimated recoverable amount, the assets are written down to their recoverable amount. The recoverable amount of long-lived assets is the greater of fair value less costs to sell and value in use. Impairment losses are recognized in the consolidated statements of operations and comprehensive loss.

Development costs [Policy Text Block]

(g) Development costs

Research costs are expensed in the period incurred. Development costs are expensed as incurred unless they meet the criteria for capitalization. Expenditures during the development phase are capitalized if the Company can demonstrate each of the following criteria: (i) the technical feasibility of completing the asset so that it will be available for use or sale, (ii) its intention to complete the asset and use or sell it, (iii) its ability to use or sell the asset, (iv) how the asset will generate probable future economic benefits, (v) the availability of adequate technical, financial and other resources to complete the development and to use or sell the asset, and (vi) its ability to measure reliably the expenditure attributable to the asset during its development; otherwise, these costs are expensed as incurred. Costs to be recovered from development partners are recorded to development costs receivable. Payments received from development partners on projects are recorded to income as a recovery of costs incurred and reduce the outstanding receivable. There were no development costs incurred or recovery of such costs in 2024, 2023, or 2022.

Patents [Policy Text Block]	(h) Patents Patents are recorded at cost and are amortized on a straight line basis over their estimated useful lives of 5 years.
Leases [Policy Text Block]

(i) Leases

As a lessee

At the inception of a contract, the Company assesses whether a contract is, or contains a lease. A contract is, or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company recognizes a right-of-use asset and a lease liability at the commencement date of the lease.

The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset, less any lease incentives received. The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. In addition, the right-of-use assets are adjusted for impairment losses, if any. The estimated useful lives and recoverable amounts of right-of-use assets are determined on the same basis as those of property and equipment.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company's incremental borrowing rate currently set at 9%. The lease liability is subsequently measured at amortized cost using the effective interest method.

The Company has elected not to recognize right-of-use assets and lease liabilities for short-term leases (lease term of 12 months or less) and leases for which the underlying asset is of low value as there are none. The Company recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

As a lessor

As a lessor, the Company classifies its leases as either a finance lease or an operating lease. To classify each lease, the Company makes an overall assessment of whether the lease transfers substantially all of the risks and rewards incidental to ownership of the underlying asset. If this is the case, then the lease is a finance lease; if not, then it is an operating lease.

Rental income arising from operating leases is accounted on a straight-line basis over the lease term.

Stock-based compensation and other stock-based payments [Policy Text Block]

(j) Stock-based compensation and other stock-based payments

Where equity instruments are granted to employees, they are recorded at the fair value of the equity instrument granted at the grant date. The grant date fair value is recognized in net income over the vesting period. Where equity instruments are granted to non-employees, they are recorded at the fair value of the goods or services received. When the value of goods or services received in exchange for the stock-based payment cannot be reliably estimated, the fair value is measured by use of a valuation model. The cost recognized for all equity-settled stock-based payments is reflected in contributed surplus, until the instruments are exercised. Upon exercise, shares are issued from treasury and the amount previously reflected in contributed surplus along with any proceeds paid upon exercise, are credited to share capital.

Government grants [Policy Text Block]

(k) Government grants

The Company recognises government grants when there is reasonable assurance of compliance with grant conditions and that the grants will be received. Government grants are recognised in profit or loss on a systematic basis over the periods when the related expenses are incurred and are presented in the consolidated financial statements as a reduction of these expenses. A government grant that becomes receivable as compensation for expenses already incurred is recognised in profit or loss of the period in which it becomes receivable.

Provisions [Policy Text Block]

(l) Provisions

Provision for risks and expenses are recognized for probable outflows of resources that can be estimated and that result from present obligations resulting from past events. In the case where a potential obligation resulting from past events exists, but where occurrence of the outflow of resources is not probable or the estimate is not reliable, these contingencies are disclosed. Provisions, if any, are measured based on management's best estimates of outcomes on the basis of facts known at the reporting date.

Income taxes [Policy Text Block]

(m) Income taxes

The Company accounts for its income taxes using the deferred tax assets and liabilities method. Deferred income tax assets and liabilities are determined based on the difference between the carrying amount and the tax basis of the assets and liabilities. Any change in the net amount of deferred income tax assets and liabilities is included in profit or loss or equity. Deferred income tax assets and liabilities are determined based on enacted or substantively enacted tax rates and laws which are expected to apply to taxable profit for the years in which the assets and liabilities will be recovered or settled. Deferred income tax assets are recognized when it is probable they will be realized. Deferred tax assets and liabilities are not discounted.

Share capital [Policy Text Block]

(n) Share capital

Share capital is presented at the fair value of the shares issued or the cash amount received. Costs related to the issuance of shares are reported in equity, net of tax, as a deduction from the issuance proceeds.

Earnings or loss per share [Policy Text Block]

(o) Earnings or loss per share

The Company presents basic and diluted earnings per share data for its common shares. Basic earnings per share is calculated by dividing the profit or loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period. Diluted earnings per share is determined by adjusting the profit or loss attributable to common shareholders and the weighted average number of common shares outstanding, for the effects of all potentially dilutive common shares, which comprise stock options and convertible debentures.